Intangible assets, net - Schedule of Annual Estimated Amortization Expense for Intangible Assets (Detail) ¥ in Thousands	Mar. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023	¥ 4,000
2024	3,867
2025	3,438
2026	3,207
2027	¥ 3,203